Allowance for Probable Loan Losses (Impairment By Loan Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	$ 23,900	$ 63,204
Loans Individually Evaluated for Impairment, Allowance	772	434
Loans Collectively Evaluated for Impairment, Recorded Investment	6,537,389	6,284,968
Loans Collectively Evaluated for Impairment, Allowance	60,612	67,253
Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	9,179	17,947
Loans Individually Evaluated for Impairment, Allowance	656	300
Loans Collectively Evaluated for Impairment, Recorded Investment	1,119,790	1,068,520
Loans Collectively Evaluated for Impairment, Allowance	11,940	27,605
Commercial Real Estate:Other Construction and Land Development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	2,092	2,455
Loans Individually Evaluated for Impairment, Allowance	116	116
Loans Collectively Evaluated for Impairment, Recorded Investment	1,884,139	1,681,095
Loans Collectively Evaluated for Impairment, Allowance	15,007	11,559
Commercial Real Estate: Farmland and Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	3,509	33,123
Loans Individually Evaluated for Impairment, Allowance		18
Loans Collectively Evaluated for Impairment, Recorded Investment	1,946,389	2,010,162
Loans Collectively Evaluated for Impairment, Allowance	19,353	16,645
Commercial Real Estate: Multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	507	476
Loans Collectively Evaluated for Impairment, Recorded Investment	225,750	192,440
Loans Collectively Evaluated for Impairment, Allowance	1,808	1,109
Residential First Lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	6,244	6,852
Loans Collectively Evaluated for Impairment, Recorded Investment	439,556	425,925
Loans Collectively Evaluated for Impairment, Allowance	3,467	2,950
Residential Junior Lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	901	723
Loans Collectively Evaluated for Impairment, Recorded Investment	726,400	700,025
Loans Collectively Evaluated for Impairment, Allowance	7,719	6,103
Consumer
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	1,175	1,281
Loans Collectively Evaluated for Impairment, Recorded Investment	45,141	48,262
Loans Collectively Evaluated for Impairment, Allowance	447	440
Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	293	347
Loans Collectively Evaluated for Impairment, Recorded Investment	150,224	158,539
Loans Collectively Evaluated for Impairment, Allowance	$ 871	$ 842